Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

November 7, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:  Two Roads Shared Trust (the “Trust”)

(1933 Act Registration No. 333-182417)

(1940 Act Registration No. 811-22718)

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the Prospectus and Statement of Additional Information dated November 1, 2017 for the Trust’s Redwood Activist LeadersTM Fund, Redwood AlphaFactor® Tactical International Fund and Redwood Systematic Macro Trend (“SMarT”) Fund that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Trust’s Post-Effective Amendment No. 141 to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, which was filed on November 1, 2017.

Questions and comments concerning the enclosed materials may be directed to me at (215) 988-2499.

Sincerely,

/s/ Catherine A. DiValentino

Catherine A. DiValentino